Loans, Impaired Loans, and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2024
Disclosure of Financial Instruments [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
Loans and Acceptances

– Business and Government

(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023
Loans at amortized cost $ 333,899 $ 326,528
Customers’ liability under acceptances 13,066 17,569
Loans at FVOCI

(Note 4)
660 421
Loans and acceptances 347,625 344,518
Allowance for loan losses 2,990 2,990
Loans and acceptances, net of allowance $ 344,635 $ 341,528
(a) LOANS AND ACCEPTANCES
The following table provides details regarding

the Bank’s loans and acceptances as at

January 31, 2024 and October 31, 2023.
Loans and Acceptances

(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023
Residential mortgages $ 321,670 $ 320,341
Consumer instalment and other personal 217,397 217,554
Credit card 38,635 38,660
Business and government 333,899 326,528

911,601 903,083
Customers’ liability under acceptances

13,066 17,569
Loans at FVOCI

(Note 4)
660 421
Total loans

and acceptances
925,327 921,073
Total allowance for loan losses 7,265 7,136
Total loans

and acceptances, net of allowance
$ 918,062 $ 913,937
Business and government loans (including

loans at FVOCI) and customers’ liability

under acceptances are grouped together

as reflected below for presentation in
the “Loans and Acceptances by Risk Ratings”

table.
(b) CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. For
non-retail exposures, each borrower is assigned

a BRR that reflects the probability of default

(PD)

of the borrower using proprietary industry

and sector specific
risk models and expert judgment. Refer to

the shaded areas of the “Managing Risk”

section of the 2023 MD&A for further

details, including the mapping of PD
ranges to risk levels for retail exposures

as well as the Bank’s 21-point BRR scale

to risk levels and external ratings for non-retail

exposures.
The following table provides the gross carrying

amounts of loans,

acceptances and credit risk exposures

on loan commitments and financial guarantee

contracts
by internal risk ratings for credit risk management

purposes, presenting separately those that

are subject to Stage 1, Stage 2, and Stage

3 allowances.
Loans and Acceptances by Risk Ratings

(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages 1,2,3
Low Risk $ 222,767 $ 827 $ n/a $ 223,594 $ 225,596 $ 46 $ n/a $ 225,642
Normal Risk 70,237 13,581 n/a 83,818 70,423 11,324 n/a 81,747
Medium Risk 300 10,331 n/a 10,631 110 9,581 n/a 9,691
High Risk 8 2,960 315 3,283 10 2,573 325 2,908
Default n/a n/a 344 344 n/a n/a 353 353
Total loans 293,312 27,699 659 321,670 296,139 23,524 678 320,341
Allowance for loan losses 137 212 61 410 154 192 57 403
Loans, net of allowance 293,175 27,487 598 321,260 295,985 23,332 621 319,938
Consumer instalment and other personal 4

Low Risk 97,963 2,599 n/a 100,562 100,102 2,278 n/a 102,380
Normal Risk 61,423 12,501 n/a 73,924 60,613 13,410 n/a 74,023
Medium Risk 24,885 6,267 n/a 31,152 24,705 5,816 n/a 30,521
High Risk 4,000 6,921 330 11,251 4,122 5,700 323 10,145
Default n/a n/a 508 508 n/a n/a 485 485
Total loans 188,271 28,288 838 217,397 189,542 27,204 808 217,554
Allowance for loan losses 634 1,035 225 1,894 653 959 197 1,809
Loans, net of allowance 187,637 27,253 613 215,503 188,889 26,245 611 215,745
Credit card

Low Risk 7,044 15 n/a 7,059 6,499 12 n/a 6,511
Normal Risk 10,827 168 n/a 10,995 11,171 134 n/a 11,305
Medium Risk 12,030 1,128 n/a 13,158 12,311 1,163 n/a 13,474
High Risk 2,520 4,348 438 7,306 2,567 4,289 401 7,257
Default n/a n/a 117 117 n/a n/a 113 113
Total loans 32,421 5,659 555 38,635 32,548 5,598 514 38,660
Allowance for loan losses 640 959 372 1,971 709 913 312 1,934
Loans, net of allowance 31,781 4,700 183 36,664 31,839 4,685 202 36,726
Business and government
1,2,3,5

Investment grade or Low/Normal Risk 161,743 169 n/a 161,912 159,477 101 n/a 159,578
Non-investment grade or Medium Risk 160,305 10,980 n/a 171,285 161,651 10,278 n/a 171,929
Watch and classified or High Risk 696 12,075 58 12,829 604 11,017 75 11,696
Default n/a n/a 1,599 1,599 n/a n/a 1,315 1,315
Total loans and acceptances 322,744 23,224 1,657 347,625 321,732 21,396 1,390 344,518
Allowance for loan and acceptances

losses
985 1,480 525 2,990 1,157 1,371 462 2,990
Loans and acceptances, net of allowance 321,759 21,744 1,132 344,635 320,575 20,025 928 341,528
Total loans and acceptances 6 836,748 84,870 3,709 925,327 839,961 77,722 3,390 921,073
Total allowance for loan losses 6,7 2,396 3,686 1,183 7,265 2,673 3,435 1,028 7,136
Total loans and acceptances, net of

allowance
6
$ 834,352 $ 81,184 $ 2,526 $ 918,062 $ 837,288 $ 74,287 $ 2,362 $ 913,937
Includes impaired loans with a balance of $ 358

million (October 31, 2023 – $
271

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $ 18 billion (October 31, 2023 – $
17

billion) and $
4

billion (October 31, 2023 –
$ 3

billion), respectively.
Includes insured mortgages of $ 73

billion (October 31, 2023 – $
74

billion).
4

Includes Canadian government-insured real estate personal loans of $
6

billion (October 31, 2023 – $
7

billion).
Includes loans guaranteed by government agencies of $ 25

billion (October 31, 2023 – $
26

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
6

Stage 3 includes acquired credit-impaired (ACI) loans of
nil

(October 31, 2023 – $
91

million) and a related allowance for loan losses of
nil

(October 31, 2023 – $
6

million), which have
been included in the “Default”

risk rating category as they were impaired at acquisition.
7

Includes allowance for loan losses related to loans that are measured at FVOCI of nil

(October 31, 2023 –
nil ).
Loans and Acceptances by Risk Ratings (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 252,681 $ 1,405 $ n/a $ 254,086 $ 254,231 $ 1,093 $ n/a $ 255,324
Normal Risk 89,653 1,303 n/a 90,956 91,474 1,112 n/a 92,586
Medium Risk 19,527 1,216 n/a 20,743 19,774 1,079 n/a 20,853
High Risk 1,172 1,251 – 2,423 1,209 1,198 – 2,407
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 260,753 – n/a 260,753 264,029 – n/a 264,029
Non-investment grade 99,374 5,418 n/a 104,792 98,068 4,396 n/a 102,464
Watch and classified 272 4,176 – 4,448 218 4,158 – 4,376
Default n/a n/a 197 197 n/a n/a 107 107
Total off-balance sheet credit
instruments 723,432 14,769 197 738,398 729,003 13,036 107 742,146
Allowance for off-balance sheet credit

instruments 424 572 4 1,000 476 565 8 1,049
Total off-balance sheet credit
instruments, net of allowance $ 723,008 $ 14,197 $ 193 $ 737,398 $ 728,527 $ 12,471 $ 99 $ 741,097
Excludes mortgage commitments.
2

Includes $
366

billion (October 31, 2023 – $
369

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
62

billion (October 31, 2023 – $
62

billion) of the undrawn component of uncommitted credit and liquidity facilities.
(c) ALLOWANCE FOR CREDIT LOSSES
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three months ended January 31,

2024

and January 31, 2023,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
January 31, 2024 January 31, 2023
Residential mortgages $ 403 $ 8 $ (2) $ 1 $ 410 $ 323 $ 12 $ (1) $ (4) $ 330
Consumer instalment and other
personal 1,895 382 (275) (23) 1,979 1,704 262 (196) (17) 1,753
Credit card 2,577 430 (369) (61) 2,577 2,352 337 (245) (37) 2,407
Business and government 3,310 181 (113) (79) 3,299 2,984 79 (31) (45) 2,987
Total allowance for loan losses,
including off-balance sheet
instruments 8,185 1,001 (759) (162) 8,265 7,363 690 (473) (103) 7,477
Debt securities at amortized cost 2 – – – 2 1 – – – 1
Debt securities at FVOCI 2 – – (1) 1 2 – – (1) 1
Total allowance for credit
losses on debt securities 4 – – (1) 3 3 – – (1) 2
Total allowance for credit losses $ 8,189 $ 1,001 $ (759) $ (163) $ 8,268 $ 7,366 $ 690 $ (473) $ (104) $ 7,479
Comprising:
Allowance for credit losses on
loans at amortized cost $ 7,136

$ 7,265 $ 6,432

$ 6,492
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 7,136 7,265 6,432 6,492
Allowance for off-balance sheet

instruments 1,049 1,000 931 985

Allowance for credit losses on

debt securities 4 3 3 2
(d) ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on

the Bank’s allowance for loan losses by stage

as at and for the three months ended

January 31, 2024 and
January 31, 2023.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
January 31, 2024 January 31, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3
1
Total
Residential Mortgages
Balance at beginning of period $ 154 $ 192 $ 57 $ 403 $ 127 $ 140 $ 56 $ 323
Provision for credit losses
Transfer to Stage 1 2 36 (33) (3) – 35 (34) (1) –
Transfer to Stage 2 (10) 15 (5) – (6) 11 (5) –
Transfer to Stage 3 – (9) 9 – – (5) 5 –
Net remeasurement due to transfers into stage 3 (6) 7 – 1 (7) 6 – (1)
New originations or purchases 4 8 n/a n/a 8 8 n/a n/a 8
Net repayments 5 (1) – – (1) (1) (1) – (2)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (2) (5) (4) (11) (1) (4) (3) (8)
Changes to risk, parameters, and models 7 (40) 45 6 11 (24) 38 1 15
Disposals – – – – – – – –
Write-offs – – (2) (2) – – (2) (2)
Recoveries – – – – – – 1 1
Foreign exchange and other adjustments (2) – 3 1 (2) (1) (1) (4)
Balance at end of period $ 137 $ 212 $ 61 $ 410 $ 129 $ 150 $ 51 $ 330
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 688 $ 1,010 $ 197 $ 1,895 $ 654 $ 896 $ 154 $ 1,704
Provision for credit losses
Transfer to Stage 1
2
131 (130) (1) – 170 (168) (2) –
Transfer to Stage 2 (72) 91 (19) – (52) 70 (18) –
Transfer to Stage 3 (3) (60) 63 – (2) (46) 48 –
Net remeasurement due to transfers into stage 3 (54) 86 2 34 (53) 54 2 3
New originations or purchases
4
89 n/a n/a 89 99 n/a n/a 99
Net repayments
5
(18) (21) (3) (42) (22) (18) (3) (43)
Derecognition of financial assets (excluding
disposals and write-offs) 6 (17) (20) (10) (47) (18) (24) (9) (51)
Changes to risk, parameters, and models
7
(71) 146 273 348 (94) 160 188 254
Disposals – – – – – – – –
Write-offs – – (347) (347) – – (266) (266)
Recoveries – – 72 72 – – 70 70
Foreign exchange and other adjustments (9) (12) (2) (23) (7) (8) (2) (17)
Balance, including off-balance sheet instruments,
at end of period 664 1,090 225 1,979 675 916 162 1,753
Less: Allowance for off-balance sheet instruments 8 30 55 – 85 36 52 – 88
Balance at end of period $ 634 $ 1,035 $ 225 $ 1,894 $ 639 $ 864 $ 162 $ 1,665
Credit Card 9
Balance, including off-balance sheet instruments,
at beginning of period $ 988 $ 1,277 $ 312 $ 2,577 $ 954 $ 1,191 $ 207 $ 2,352
Provision for credit losses
Transfer to Stage 1 2 246 (239) (7) – 299 (294) (5) –
Transfer to Stage 2 (95) 111 (16) – (86) 98 (12) –
Transfer to Stage 3 (6) (223) 229 – (5) (164) 169 –
Net remeasurement due to transfers into stage 3 (108) 139 7 38 (139) 127 5 (7)
New originations or purchases 4 39 n/a n/a 39 51 n/a n/a 51
Net repayments
5
22 5 17 44 28 7 13 48
Derecognition of financial assets (excluding
disposals and write-offs) 6 (10) (16) (84) (110) (12) (18) (46) (76)
Changes to risk, parameters, and models 7 (175) 300 294 419 (120) 270 171 321
Disposals – – – – – – – –
Write-offs – – (444) (444) – – (314) (314)
Recoveries – – 75 75 – – 69 69
Foreign exchange and other adjustments (21) (29) (11) (61) (14) (19) (4) (37)
Balance, including off-balance sheet instruments,
at end of period 880 1,325 372 2,577 956 1,198 253 2,407
Less: Allowance for off-balance sheet instruments 8 240 366 – 606 274 341 – 615
Balance at end of period $ 640 $ 959 $ 372 $ 1,971 $ 682 $ 857 $ 253 $ 1,792
Includes allowance for loan losses related to ACI loans.
2
Transfers represent stage transfer movements prior to ECL remeasurement.

3 Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the
“Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2023 Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

4
Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
5
Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

6
Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
7
Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors,

level of risk, parameters,

and/or models, subsequent to stage
migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information” and “Expert Credit Judgment” sections of Note 2 and Note 3 of the Bank’s 2023 Annual Consolidated
Financial Statements for further details.

8
The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim Consolidated Balance Sheet.
9 Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2023 Annual Consolidated Financial
Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
January 31, 2024 January 31, 2023
Stage 1 Stage 2 Stage 3
1
Total Stage 1 Stage 2 Stage 3 1 Total
Business and Government
2
Balance, including off-balance sheet instruments,
at beginning of period $ 1,319 $ 1,521 $ 470 $ 3,310 $ 1,220 $ 1,417 $ 347 $ 2,984
Provision for credit losses
Transfer to Stage 1 3 62 (62) – – 100 (98) (2) –
Transfer to Stage 2 (117) 120 (3) – (159) 162 (3) –
Transfer to Stage 3 (14) (55) 69 – (5) (21) 26 –
Net remeasurement due to transfers into stage 3 (21) 42 4 25 (28) 24 – (4)
New originations or purchases 3 271 n/a n/a 271 332 n/a n/a 332
Net repayments 3 8 (8) (26) (26) 4 (21) (24) (41)
Derecognition of financial assets (excluding
disposals and write-offs) 3 (172) (99) (45) (316) (188) (151) (133) (472)
Changes to risk, parameters, and models 3 (162) 202 187 227 9 64 191 264
Disposals – – – – – – – –
Write-offs – – (124) (124) – – (43) (43)
Recoveries – – 11 11 – – 12 12
Foreign exchange and other adjustments (35) (30) (14) (79) (20) (20) (5) (45)
Balance, including off-balance sheet instruments,
at end of period 1,139 1,631 529 3,299 1,265 1,356 366 2,987
Less: Allowance for off-balance sheet instruments 4 154 151 4 309 146 134 2 282
Balance at end of period 985 1,480 525 2,990 1,119 1,222 364 2,705
Total Allowance, including

off-balance sheet

instruments, at end of period 2,820 4,258 1,187 8,265 3,025 3,620 832 7,477
Less: Total Allowance for

off-balance sheet

instruments 4 424 572 4 1,000 456 527 2 985
Total Allowance for Loan Losses

at end of period
$ 2,396 $ 3,686 $ 1,183 $ 7,265 $ 2,569 $ 3,093 $ 830 $ 6,492
Includes allowance for loan losses related to ACI loans.
2

Includes allowance for loan losses related to customers’ liability under acceptances.
3

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
4

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The allowance for credit losses on all remaining

financial assets is not significant.
(e)

FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated

in risk parameters as appropriate. Additional

risk factors that are industry or segment

specific are also
incorporated, where relevant. The key macroeconomic

variables used in determining ECLs include

regional unemployment rates for all retail exposures

and
regional housing price indices for residential

mortgages and home equity lines of credit.

For business and government loans, the key

macroeconomic variables
include gross domestic product (GDP), unemployment

rates, interest rates, and credit spreads.

Refer to Note 3 of the Bank’s 2023 Annual

Consolidated Financial
Statements for a discussion of how forward-looking

information is generated and considered

in determining whether there has been

a significant increase in credit
risk and in measuring ECLs.
Macroeconomic Variables
Select macroeconomic variables are projected

over the forecast period. The following

table sets out average values of the macroeconomic

variables over the four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at January 31, 2024.

As the forecast period increases, information

about the future becomes less readily available

and projections
are anchored on assumptions around structural

relationships between economic parameters

that are inherently much less certain.

Restrictive monetary policy is
contributing to elevated economic uncertainty,

particularly in Canada where household

debt levels remain elevated, and is

likely to lead to a near-term deceleration
in economic growth and a modest increase in

unemployment rate.
Macroeconomic Variables
As at
January 31, 2024
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q1 2024- 4-year Q1 2024- 4-year Q1 2024- 4-year
Q4 2024 1 period 1 Q4 2024 1 period 1 Q4 2024 1 period 1

Unemployment rate
Canada 6.5% 6.1% 5.8% 5.8% 7.3% 7.2%
United States 4.2 4.0 3.9 4.0 5.2 5.4
Real GDP
Canada 0.5 1.9 0.8 1.8 (1.1) 2.1
United States 1.5 1.8 2.2 1.9 (0.2) 2.1
Home prices
Canada (average existing price) 2 (3.1) 3.1 (1.0) 2.6 (10.8) 3.1
United States (CoreLogic HPI) 3 0.6 1.9 2.0 2.3 (8.3) 4.2
Central bank policy interest rate
Canada 4.25 2.31 4.88 2.41 3.72 1.88
United States 5.13 2.89 5.38 2.91 4.22 2.38
U.S. 10-year treasury yield 3.95 3.22 4.28 3.31 3.82 3.19
U.S. 10-year BBB spread (%-pts) 2.16 1.80 1.91 1.74 2.63 2.09
Exchange rate (U.S. dollar/Canadian dollar) $ 0.73 $ 0.79 $ 0.77 $ 0.81 $ 0.71 $ 0.74
The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2
The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3
The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
January 31, 2024 October 31, 2023
Probability-weighted ECLs $ 7,078 $ 7,149
All performing loans and off-balance sheet instruments

using 12-month ECLs
5,195 5,295
Incremental lifetime ECLs impact $ 1,883 $ 1,854
(g)

FORECLOSED ASSETS
Foreclosed assets are repossessed non-financial

assets where the Bank gains title, ownership,

or possession of individual properties,

such as real estate
properties, which are managed for sale in an

orderly manner with the proceeds used

to reduce or repay any outstanding debt.

The Bank does not generally occupy
foreclosed properties for its business use.

The Bank predominantly relies on third-party

appraisals to determine the carrying value of

foreclosed assets.

Foreclosed
assets held for sale were $ 74

million as at January 31, 2024 (October 31, 2023

– $
59

million) and were recorded in Other assets

on the Interim Consolidated
Balance Sheet.
(h)

LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower

has failed to make a payment by the

contractual due date.
The following table summarizes loans that are

past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet

their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
January 31, 2024 October 31, 2023

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 271 $ 126 $ 397 $ 286 $ 81 $ 367
Consumer instalment and other personal 887 328 1,215 870 287 1,157
Credit card 368 248 616 359 242 601
Business and government 300 115 415 264 103 367
Total

$ 1,826 $ 817 $ 2,643 $ 1,779 $ 713 $ 2,492
Includes loans that are measured at FVOCI.
(f)

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally

developed models, the macroeconomic

variables in the forward-looking forecasts

and respective probability
weightings in determining the probability-weighted

ECLs, and other factors considered when

applying expert credit judgment. Changes

in these inputs,
assumptions, models, and judgments would

affect the assessment of significant increase

in credit risk and the measurement of ECLs.
The following table presents the base ECL

scenario compared to the probability-weighted

ECLs, with the latter derived from

three ECL scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
January 31, 2024 October 31, 2023
Probability-weighted ECLs $ 7,078 $ 7,149
Base ECLs 6,593 6,658
Difference – in amount $ 485 $ 491
Difference – in percentage 7.4% 7.4%
ECLs for performing loans and off-balance sheet

instruments consist of an aggregate amount

of Stage 1 and Stage 2 probability-weighted

ECLs which are twelve-
month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage

2 ECLs result from a significant increase

in credit risk since initial recognition

of the
loan.
The following table shows the estimated

impact of staging on ECLs by presenting

all performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs, holding

all risk profiles constant.
NOTE 6: LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES